Financial Risk Management Objectives and Policies - Schedule of Foreign Currency Risk (Details) - Foreign Currency Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RMB [Member]
Schedule of Foreign Currency Risk [Line Items]
Cash and cash equivalents	$ 7,596	$ 47,198
Financial assets included in prepayments, other receivables and other assets	541	467
Short-term investments at amortized cost	15,650
Interest-bearing bank and other borrowings	(11,382)	(12,520)
Trade payables	(7,733)	(5,474)
Lease liabilities	(1,649)	(1,204)
CHF [Member]
Schedule of Foreign Currency Risk [Line Items]
Cash and cash equivalents	91	105
Financial assets included in prepayments, other receivables and other assets
Short-term investments at amortized cost
Interest-bearing bank and other borrowings
Trade payables
Lease liabilities